UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 29, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matrix Capital Management
Address:  100 Winter Street
          Waltham, MA. 02154

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      June 28, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    49609

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADC TELECOMMUNICATIONS         COMMON STOCK     000886101      145    35740 SH       SOLE                  35740        0        0
D BROADCOM CORP CLASS A COM STK  COMMON STOCK     111320107     1292    36000 SH       SOLE                  36000        0        0
D MAXIM INTEGRATED PRODUCTS INC. COMMON STOCK     57772K101      501     9000 SH       SOLE                   9000        0        0
D MICROSOFT CORP COM             COMMON STOCK     594918104     5428    89995 SH       SOLE                  89995        0        0
D NORTEL NETWORKS CORP COM STK ( COMMON STOCK     656568102      406    90450 SH       SOLE                  90450        0        0
D QUEST SOFTWARE INC COM         COMMON STOCK     74834T103     9342   618270 SH       SOLE                 618270        0        0
D TEXAS INSTRUMENTS IN C USD1 CO OPTIONS - PUTS   8825080VF     2979    90000 SH  PUT  SOLE                  90000        0        0
D TEXAS INSTRUMENTS IN C USD1 CO OPTIONS - CALLS  8825083AE     7451   225100 SH  CALL SOLE                 225100        0        0
D TEXAS INSTRUMENTS IN C USD1 CO OPTIONS - CALLS  8825083AF    14895   450000 SH  CALL SOLE                 450000        0        0
D VERITAS SOFTWARE CORP COM      COMMON STOCK     923436109     1168    26640 SH       SOLE                  26640        0        0
D VERITAS SOFTWARE CORP COM      OPTIONS - CALLS  923436TAH     4926   112400 SH  CALL SOLE                 112400        0        0
D XILINX INC COM                 COMMON STOCK     983919101     1076    27000 SH       SOLE                  27000        0        0
S REPORT SUMMARY                 12 DATA RECORDS               49609        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED